Other assets	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other assets

(11) Other assets

Other assets represent loss on sale-leaseback arrangement with International Far Eastern Leasing Co., Ltd. The loss is treated as compensation for the future rentals paid by Shandong Fuwei at a below-market price. The artificial loss should be deferred and amortized in proportion to the amortization of the related leased assets. As of December 31, 2015 and 2014, the total amount of the other assets was RMB11,607 (US$1,792) and RMB12,500, respectively.